Document and Entity Information	Sep. 13, 2020
Cover [Abstract]
Entity Registrant Name	NVIDIA CORP
Amendment Flag	false
Entity Central Index Key	0001045810
Document Type	8-K
Document Period End Date	Sep. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-23985
Entity Tax Identification Number	94-3177549
Entity Address, Address Line One	2788 San Tomas Expressway
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	(408)
Local Phone Number	486-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NVDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false